INVESTMENTS, Investment at Fair Value through Profit or Loss (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 5,928,497	S/ 6,467,471
Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[1]	1,574,233	979,296
Government Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[2]	1,185,541	1,584,913
Colombian Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		898,733	1,120,991
Peruvian Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		211,571	349,219
U.S. Treasury and Federal Agency Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		7,948	0
Chile Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		66,643	21,072
Brasil Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		646	53,857
Panama Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	20,644
Mexico Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	19,130
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[3]	1,111,142	1,872,875
Investment Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[4]	531,847	362,493
Restricted Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[5]	365,954	436,881
Participation in RAL Fund [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[6]	323,139	278,819
Hedge Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		176,816	126,938
Corporate Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		172,857	328,315
Subordinated Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		110,484	103,162
ETF (Exchange - Traded Fund) [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		105,305	32,085
Shares [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[7]	90,728	289,349
Multilateral Organization Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		33,082	14,765
Central Bank of Chile Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		32,761	15,306
RPI International Holding, LP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[8]	0	5,641
Others [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[9]	105,310	23,259
Balance Before Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		5,919,199	6,454,097
Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 9,298	S/ 13,374

[1]	As of December 31, 2021, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland and other countries, which represent 70.5 percent, 21.5 percent, 3.8 percent and 4.2 percent of the total, respectively, (from Peru, Luxembourg, Bolivia and other countries, which represent 30.9 percent, 29.5 percent, 28.8 percent and 10.8 percent of the total, respectively, as of December 31, 2020). The increase in the balance corresponds mainly to (i) the purchase of participations in the fund “BNP Paribas Insticash US$1D Short Term VNAV Classic Cap”, whose balance as of December, 31 2021 was S/279.3 million, and (ii) the purchase of new participations mainly in funds managed by Credicorp Capital Asset Management S.A. Administradora General de Fondos, whose balance as of December 31, 2021 was S/280.9 million.
[2]	As of December 31, 2021 and 2020 the balance of these instruments includes the following government treasury bonds:
[3]	As of December 31, 2021, the balance corresponds to 2,789 certificates of deposit for US$278.7 million, equivalent to S/1,111.1 million, whose interest rates are from 0.67 percent to 0.70 percent, and with maturity from October to November 2021 (5,174 certificates of deposit for US$517.23 million, equivalent to S/1,872.9 million, accruing interest at an effective annual rate from 0.25 percent to 0.28 percent, and with maturity from January to March 2021, as of December 31, 2020). The variation corresponds to the maturity of the instruments.
[4]	As of December 31, 2021, the balance corresponds mainly to investment funds in Peru and the United States that represent 40.6 percent and 55.6 percent, respectively, among other countries (Peru and the United States that represented 40.0 percent and 25.6 percent, respectively, as of December 31, 2020). The increase in the balance corresponds to the increase in the investment funds Tishman Speyer Properties LP in S/39.3 million, Compass Group SAFI in S/38.4 million, Carlyle Peru Fund L.P. in S/31.5 million, and BD Capital SAFI S.A.C in S/22.2 million, among others.
[5]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.
[6]	As of December 31, 2021, these funds amount approximately to Bs 346.1 million, equivalent to S/202.3 million, and US$30.3 million, equivalent to S/120.8 million (Bs 325.1 million, equivalent to S/173.2 million, and US$29.2 million, equivalent to S/105.6 million as December 31, 2020) and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
[7]	The decrease of the balance corresponds mainly to the sale of Royalty Pharma plc’s ordinary shares. As of December 31, 2021, all of these shares were sold (757,692 shares for US$37.9 million, equivalent to S/137.2 million, as of December 31, 2020).
[8]	During the first trimester of 2021, all participations were liquidated.
[9]	The increase mainly comprises the acquisition of finance lease bonds for S/94.4 million.